Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investments in associates and joint ventures accounted for using the equity method
(1)	Investments in associates and joint ventures accounted for using the equity method as of December 31, 2018 and 2017 are as follows:

(In millions of won)
		December 31, 2018			December 31, 2017
	Country	Ownership (%)	Carrying amount		Ownership (%)	Carrying amount
Investments in associates:
SK China Company Ltd.	China	27.3	￦	551,548	27.3	￦	526,099
Korea IT Fund(*1)	Korea	63.3		281,684	63.3		257,003
KEB HanaCard Co., Ltd.(*2)	Korea	15.0		288,457	15.0		280,988
NanoEnTek, Inc.	Korea	28.9		40,974	28.5		38,718
SK Technology Innovation Company	Cayman Islands	49.0		42,469	49.0		42,511
HappyNarae Co., Ltd.(*3)	Korea	—		—	45.0		21,873
SK hynix Inc.	Korea	20.1		11,208,315	20.1		8,130,000
SK MENA Investment B.V.	Netherlands	32.1		14,420	32.1		13,853
S.M. Culture & Contents Co., Ltd.	Korea	23.4		63,801	23.4		64,966
Xian Tianlong Science and Technology Co., Ltd.(*3)	China	—		—	49.0		25,891
Hello Nature Ltd.(*4)	Korea	49.9		28,549	—		—
12CM Japan, Inc.(*5)	Japan	28.2		7,734	—		—
MAKEUS Corp.(*2,5)	Korea	8.9		9,193	—		—
SK South East Asia Investment Pte. Ltd.(*5)	Singapore	20.0		111,000	—		—
Pacific Telecom Inc.(*2,5)	USA	15.0		37,075	—		—
Health Connect Co., Ltd. and others	—	—		106,394	—		96,479

				12,791,613			9,498,381

Investments in joint ventures:
Dogus Planet, Inc.(*6)	Turkey	50.0		12,487	50.0		13,991
Finnq Co. Ltd.(*6)	Korea	49.0		7,671	49.0		16,474
12CM GLOBAL PTE. LTD.(*3)	Singapore	—		—	62.7		9,592
Celcom Planet(*6,7)	Malaysia	44.7		—	49.5		—

				20,158			40,057

Total			￦	12,811,771		￦	9,538,438

(*1)	Investment in Korea IT Fund was classified as investment in associates as the Group does not have control over the investee under the contractual agreement with other shareholders.

(*2)

These investments were classified as investments in associates as the Group can exercise significant influence through its right to appoint the members of board of directors even though the Group has less than 20% of equity interests.

(*3)	During the year ended December 31, 2018, the Group disposed of the entire shares.

(*4)

During the year ended December 31, 2018, Hello Nature Ltd. increased capital by allocation to third parties, which decreased the Parent Company’s ownership to 49.9% and was reclassified into the associate from the subsidiary due to the loss of the control. In addition, the Group has obligation for additional investments up to ￦20,000 million according to the agreement with the shareholders.

(*5)	These investments are newly acquired during the year ended December 31, 2018.

(*6)	These investments were classified as investment in joint ventures as the Group has a joint control pursuant to the agreement with the other shareholders.

(*7)	During the year ended December 31, 2018, the Group invested ￦12,932 million by purchasing newly issued stocks, and the entire amount of this investment was recognized as equity losses.

Market price of investments in listed associates
(2)	The market value of investments in listed associates as of December 31, 2018 and 2017 are as follows:

(In millions of won, except for share data)
	December 31, 2018				December 31, 2017
	Market price per share (in won)		Number of shares	Market value	Market price per share (in won)	Number of shares	Market value
NanoEnTek, Inc.	￦	4,235	7,600,649	32,189	5,950	6,960,445	41,415
SK hynix Inc.		60,500	146,100,000	8,839,050	76,500	146,100,000	11,176,650
S.M.Culture & Contents Co., Ltd.		2,020	22,033,898	44,508	2,700	22,033,898	59,492

Financial information of significant associates
(3)	The condensed financial information of significant associates as of and for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	SK hynix Inc.(*)		KEB HanaCard Co., Ltd.(*)	Korea IT Fund	SK China Company Ltd.(*)
	As of December 31, 2018
Current assets	￦	19,894,146	7,781,888	118,024	677,686
Non-current assets		43,764,189	202,251	326,740	1,221,736
Current liabilities		13,031,852	1,122,538	—	71,396
Non-current liabilities		3,774,152	5,286,179	—	117,094

	2018
Revenue		40,445,066	1,642,133	57,430	117,132
Profit for the year		15,539,984	106,675	45,110	30,274
Other comprehensive loss		(67,219)	(4,344)	(13,422)	(16,149)
Total comprehensive income		15,472,765	102,331	31,688	14,125

(*)	The financial information of SK hynix Inc., KEB HanaCard Co., Ltd., and SK China Company Ltd. are consolidated financial information.

(In millions of won)
	SK hynix Inc.(*)		KEB HanaCard Co., Ltd.(*)	Korea IT Fund	SK China Company Ltd.(*)
	As of December 31, 2017
Current assets	￦	17,310,444	7,339,492	144,874	729,872
Non-current assets		28,108,020	220,258	260,920	1,031,647
Current liabilities		8,116,133	1,181,746	—	81,161
Non-current liabilities		3,481,412	4,861,842	—	64,717

	2017
Revenue		30,109,434	1,519,607	11,743	69,420
Profit for the year		10,642,219	106,352	1,916	11,492
Other comprehensive income (loss)		(422,042)	(984)	4,108	27,190
Total comprehensive income		10,220,177	105,368	6,024	38,682

(*)	The financial information of SK hynix Inc., KEB HanaCard Co., Ltd., and SK China Company Ltd. are consolidated financial information.

(In millions of won)
	SK hynix Inc.(*)		KEB HanaCard Co., Ltd.(*)
	As of December 31, 2016
Current assets	￦	9,838,982	6,868,387
Non-current assets		22,377,044	239,758
Current liabilities		4,160,849	1,219,327
Non-current liabilities		4,031,647	4,476,979

	2016
Revenue		17,197,975	1,413,077
Profit for the year		2,960,483	75,595
Other comprehensive income (loss)		28,844	(154)
Total comprehensive income		2,989,327	75,441

(*)	The financial information of SK hynix Inc. and KEB HanaCard Co., Ltd. are consolidated financial information.

Condensed financial information of joint ventures
(4)	The condensed financial information of joint ventures as of and for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	Dogus Planet, Inc.		Finnq Co., Ltd.
	As of December 31, 2018
Current assets	￦	43,127	11,985
Cash and cash equivalents		42,416	10,434
Non-current assets		20,239	15,435
Current liabilities		37,105	5,070
Accounts payable, other payables and provision		28,432	87
Non-current liabilities		1,287	7,579

	2018
Revenue		99,770	232
Depreciation and amortization		(5,427)	(3,490)
Interest income		1,635	5
Interest expense		—	(301)
Profit (Loss) for the year		642	(17,995)
Total comprehensive income (loss)		642	(18,166)

(In millions of won)
	Dogus Planet, Inc.		Finnq Co., Ltd.
	As of December 31, 2017
Current assets	￦	39,656	32,232
Cash and cash equivalents		25,818	4,590
Non-current assets		21,159	15,610
Current liabilities		32,622	5,685
Accounts payable, other payables and provision		2,743	2,290
Non-current liabilities		212	13,862

	2017
Revenue		82,791	—
Depreciation and amortization		(6,152)	(1,077)
Interest income		781	532
Interest expense		(4)	(276)
Loss for the year		(4,535)	(15,699)
Total comprehensive loss		(4,535)	(15,699)

(In millions of won)
	Dogus Planet, Inc.		PT XL Planet Digital	Finnq Co., Ltd
	As of December 31, 2016
Current assets	￦	46,433	20,077	48,699
Cash and cash equivalents		45,839	14,985	48,408
Non-current assets		20,218	50,765	673
Current liabilities		26,417	14,513	138
Accounts payable, other payables and provision		1,971	10,306	15
Non-current liabilities		72	1,305	784

	2016
Revenue		53,864	9,492	—
Depreciation and amortization		(5,299)	(940)	(12)
Interest income		394	267	182
Interest expense		(2,139)	—	—
Income tax benefit		—	51	—
Loss for the year		(22,017)	(49,438)	(829)
Total comprehensive loss		(22,017)	(49,438)	(829)

Reconciliations of financial information of significant associates to carrying amounts of investments in associates in the consolidated financial statements
(5)

Reconciliation of financial information of significant associates to carrying amounts of investments in associates in the consolidated financial statements as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
Associates:
SK hynix Inc.(*1,2)	￦	46,843,742	20.1	10,005,624	1,202,691	11,208,315
KEB HanaCard Co., Ltd.		1,575,422	15.0	236,313	52,144	288,457
Korea IT Fund		444,764	63.3	281,684	—	281,684
SK China Company Ltd.(*1)		1,708,612	27.3	465,959	85,589	551,548

(In millions of won)
	December 31, 2017
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
Associates:
SK hynix Inc.(*1,2)	￦	33,814,467	20.1	6,997,560	1,132,440	8,130,000
KEB HanaCard Co., Ltd.		1,516,162	15.0	227,424	53,564	280,988
Korea IT Fund		405,794	63.3	257,003	—	257,003
SK China Company Ltd.(*1)		1,612,899	27.3	439,857	86,242	526,099

(*1)	Net assets of these entities represent net assets excluding those attributable to their non-controlling interests.

(*2)	The ownership interest is based on the number of shares owned by the Parent Company as divided by the total shares issued by the investee company. The Group applied the equity method using the effective ownership interest which is based on the number of shares owned by the Parent Company and the investee’s total shares outstanding. The effective ownership interest changed from 20.69% to 21.36% due to the investee company’s acquisition of treasury shares.

Details of the changes in investments in associates and joint ventures accounted for using the equity method
(6)	Details of the changes in investments in associates and joint ventures accounted for using the equity method for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	2018
	Beginning balance		Acquisition and Disposal	Share of profits (losses)	Other compre- hensive income (loss)	Other increase (decrease)	Ending balance
Investments in associates:
SK China Company Ltd.	￦	526,099	—	7,618	17,831	—	551,548
Korea IT Fund(*)		257,003	—	38,099	(9,919)	(3,499)	281,684
KEB HanaCard Co., Ltd.		280,988	—	14,581	(7,112)	—	288,457
NanoEnTek, Inc.		38,718	3,180	(116)	(808)	—	40,974
SK Technology Innovation Company		42,511	—	(1,880)	1,838	—	42,469
HappyNarae Co., Ltd.		21,873	(29,325)	7,479	(27)	—	—
SK hynix Inc.(*)		8,130,000	—	3,238,054	(13,639)	(146,100)	11,208,315
SK MENA Investment B.V.		13,853	—	(24)	591	—	14,420
S.M.Culture & Contents Co., Ltd.		64,966	—	(909)	(256)	—	63,801
Xian Tianlong Science and Technology Co., Ltd.		25,891	(25,553)	(338)	—	—	—
Hello Nature Ltd.		—	—	(959)	—	29,508	28,549
12CM Japan, Inc.		—	7,697	(43)	80	—	7,734
MAKEUS Corp.		—	9,773	(574)	—	(6)	9,193
SK South East Asia Investment Pte. Ltd.		—	111,000	—	—	—	111,000
Pacific Telecom Inc.		—	36,487	473	115	—	37,075
Health Connect Co., Ltd. and others(*)		96,479	22,902	(6,474)	197	(6,710)	106,394

		9,498,381	136,161	3,294,987	(11,109)	(126,807)	12,791,613
Investments in joint ventures:
Dogus Planet, Inc.		13,991	1,537	563	(3,604)	—	12,487
Finnq Co., Ltd.		16,474	—	(8,728)	(75)	—	7,671
12CM GLOBAL PTE. LTD.		9,592	(9,631)	42	(3)	—	—
Celcom Planet		—	12,932	(12,932)	—	—	—

		40,057	4,838	(21,055)	(3,682)	—	20,158

	￦	9,538,438	140,999	3,273,932	(14,791)	(126,807)	12,811,771

(*)	Dividends received from the associates are deducted from the carrying amount during the year ended December 31, 2018.

(In millions of won)
	2017
	Beginning balance		Acquisition and disposition	Share of profit (loss)	Other compre- hensive income (loss)	Impair- ment loss	Other increase (decrease)	Ending balance
Investments in associates:
SK China Company Ltd.(*1)	￦	46,354	113,803	2,707	(36,783)	—	400,018	526,099
Korea IT Fund(*2)		263,850	—	(8,815)	3,371	—	(1,403)	257,003
KEB HanaCard Co., Ltd.		265,798	—	15,494	(304)	—	—	280,988
NanoEnTek, Inc.		39,514	—	(733)	(63)	—	—	38,718
SK Industrial Development China Co., Ltd.(*1)		74,717	—	5,154	(1,092)	—	(78,779)	—
SK Technology Innovation Company		47,488	—	433	(5,410)	—	—	42,511
HappyNarae Co., Ltd.		17,236	688	3,929	20	—	—	21,873
SK hynix Inc.(*2)		6,132,122	—	2,175,887	(90,349)	—	(87,660)	8,130,000
SK MENA Investment B.V.		15,451	—	131	(1,729)	—	—	13,853
SKY Property Mgmt. Ltd.(*1)		263,225	—	2,362	1,141	—	(266,728)	—
S.M. Culture & Contents Co., Ltd.		—	65,341	(375)	—	—	—	64,966
Xian Tianlong Science and Technology Co., Ltd.		25,880	—	11	—	—	—	25,891
Health Connect Co., Ltd. and others(*2)		115,181	(1,306)	(6,924)	(2,723)	(1,311)	(6,438)	96,479

		7,306,816	178,526	2,189,261	(133,921)	(1,311)	(40,990)	9,498,381

Investments in joint ventures:
Dogus Planet, Inc.		20,081	2,162	(2,267)	(5,985)	—	—	13,991
PT XL Planet Digital(*3)		27,512	(18,864)	(8,648)	—	—	—	—
Finnq Co., Ltd		24,174	—	(7,691)	(9)	—	—	16,474
Celcom Planet and others		25,740	—	(6,228)	(833)	—	(9,087)	9,592

		97,507	(16,702)	(24,834)	(6,827)	—	(9,087)	40,057

	￦	7,404,323	161,824	2,164,427	(140,748)	(1,311)	(50,077)	9,538,438

(*1)	Other increase (decrease) is due to merger of SK China Company Ltd., SK Industrial Development China Co., Ltd. and SKY Property Mgmt. Ltd.

(*2)	Dividends received from the associates are deducted from the carrying amount during the year ended December 31, 2017.

(*3)	During the year ended December 31, 2017, the Group disposed the shares of PT XL Planet Digital and recognized loss on disposal of ￦27,900 million.

Details of cumulative unrecognized equity method losses
(7)

The Group discontinued the application of equity method to the following investees due to their carrying amounts being reduced to zero. The details of cumulative unrecognized equity method losses as of December 31, 2018 are as follows:

(In millions of won)
	Unrecognized loss			Unrecognized change in equity
	2018		Cumulative loss	2018	Cumulative loss
Wave City Development Co., Ltd.	￦	4,434	6,534	—	—
Daehan Kanggun BcN Co., Ltd. and others		10,094	15,410	—	365

	￦	14,528	21,944	—	365